Other Long-Term Assets	12 Months Ended
Dec. 31, 2025
Other Long-Term Assets [Abstract]
OTHER LONG-TERM ASSETS

NOTE 15 - OTHER LONG-TERM ASSETS

	December 31,	December 31,
	2025	2024
Prepayments for land use right (i)	$3,610,205	3,541,137
Right - of - use asset (ii)	5,268,765	6,519,396
Others	997,567	112,650
Total other long-term asset	$9,876,537	$10,173,183

(i)	As of December 31, 2025 and December 31, 2024, the Company’s other long-term assets included net value of prepayments for land use right of Hainan facility of $3,610,205 and $3,541,137, respectively. As of December 31, 2025, the land use right of Hainan was not recognized since the land certificate is still in process. The amortization expense for the year ended December 31, 2025, 2024 and 2023 were $81,876, $81,882 and $83,196, respectively.

(ii)	As of December 31, 2025 and December 31, 2024, the Company’s operating lease right-of-use assets in other long term assets included net value of land use right of Jinhua facility acquired in October 2020 and Jiangxi facility acquired in October 2021 of $5,268,765 and $5,161,944, respectively, as well as the amount of $0 and $216,159 related to the lease of Hangzhou office starting January 1, 2022, and the amount of $0 and $1,141,293 related to the lease of Texas warehouse starting June 20, 2024. The amortization expense of land use right of Jinhua facility and Jiangxi facility for the year ended December 31, 2025, 2024 and 2023 were $113,376, $113,384 and $115,204, respectively.